UNITED STATES
                        SECURITIES AND EXCHANGE COMMISION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  June 30, 2006
                                                -------------

Check here if Amendment [  ];  Amendment Number:
                                                -------------
  This Amendment (Check only one.)   [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Abingdon Capital Management LLC
             ---------------------------------
Address:     1650 Tysons Boulevard, Suite 1575
             ---------------------------------
             McLean, VA 22102
             ---------------------------------


Form 13F File Number:  28- 11828
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represents the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bryan Jacoboski
           ---------------------------------
Title:     Managing Member
           ---------------------------------
Phone:     703-269-3400
           ---------------------------------

Signature, Place, and Date of Signing:

Robert Bryan Jacoboski                 McLean, VA              August 14, 2006
----------------------                 ----------              ---------------
    [Signature]                      [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:        ZERO
                                          ----------------

Form 13F Information Table Entry Total:   22
                                          ----------------

Form 13F Information Table Value Total:   340,350
                                          ----------------
                                          (thousands)



List of Other Included Managers:          NONE
                                          ----------------



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
Column 1                   Column 2       Column 3  Column 4   Column 5       Column 6    Column 7            Column 8
--------                  ---------       --------  --------   --------      ----------   --------
                                                     Value   SHRS OR  SH/    Investment    Other          Voting Authority
Name of Issuer          Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers     Sole    Shared    None
--------------          --------------   ---------  -------  -------  ---    ---------   ---------    -------  -------   -----
AMER INTL GROUP INC                COM    026874107  18,016    305,100 SH    SOLE         N/A         305,100     0       0
APACHE CORP.                       COM    037411105  17,301    253,500 SH    SOLE         N/A         253,500     0       0
CEMEX SA                 SPN ADR 5 ORD    151290889  17,353    304,600 SH    SOLE         N/A         304,600     0       0
DR HORTON INC                      COM    23331A109  12,193    511,900 SH    SOLE         N/A         511,900     0       0
FIDELITY NATL INF SV               COM    31620M106  20,036    566,000 SH    SOLE         N/A         566,000     0       0
FEDERAL HOME LN MTG CORP           COM    313400301  14,783    259,300 SH    SOLE         N/A         259,300     0       0
GEVITY HR INC                      COM    374393106  19,326    727,900 SH    SOLE         N/A         727,900     0       0
GOLD KIST INC                      COM    380614107  16,218  1,213,000 SH    SOLE         N/A       1,213,000     0       0
INTERPUBLIC GROUP COS INC          COM    460690100  12,313  1,474,600 SH    SOLE         N/A       1,474,600     0       0
JANUS CAP GROUP INC                COM    47102X105     639     35,700 SH    SOLE         N/A          35,700     0       0
KINGSWAY FINANCIAL SERV            COM    496904103   7,057    390,100 SH    SOLE         N/A         390,100     0       0
LENNAR CORP                       CL A    526057104  11,403    257,000 SH    SOLE         N/A         257,000     0       0
MUELLER WTR PRODS INC              COM    624758108  11,980    688,100 SH    SOLE         N/A         688,100     0       0
NASH FINCH CO                      COM    631158102  12,963    608,900 SH    SOLE         N/A         608,900     0       0
NRG ENERGY INC                     COM    629377508  14,391    298,700 SH    SOLE         N/A         298,700     0       0
PRIDE INTL INC DEL                 COM    74153Q102  20,059    642,300 SH    SOLE         N/A         642,300     0       0
THERMO ELECTRON CORP               COM    883556102  21,052    580,900 SH    SOLE         N/A         580,900     0       0
UNITEDHEALTH GROUP INC             COM    91324P102  18,319    409,100 SH    SOLE         N/A         409,100     0       0
WALTER INDS INC                    COM    93317Q105  27,776    481,800 SH    SOLE         N/A         481,800     0       0
WELLPOINT INC                      COM    94973V107  16,657    228,900 SH    SOLE         N/A         228,900     0       0
WILLIAMS COMPANIES INC             COM    969457100  17,644    755,300 SH    SOLE         N/A         755,300     0       0
XM SATLIT RADIO HLDGS INC         CL A    983759101  12,870    878,500 SH    SOLE         N/A         878,500     0       0

                         TOTAL MARKET VALUE         340,350
